Annual Total Returns- Vanguard Managed Allocation Fund (Retail) [BarChart] - Retail - Vanguard Managed Allocation Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.69%	11.02%	15.97%	5.83%	(0.72%)	7.55%	13.29%	(5.67%)	15.64%	6.89%